Stockholders' Equity (Details) - Schedule of options outstanding and exercisable - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Exercise Price Range at 4.04 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding and exercisable [Line Items]
Exercise Price	$ 496,486	$ 4.04
Number of Options Exercisable (in Shares)	496,486
Weighted Average Remaining Contractual Years	6 years 11 months 4 days
Intrinsic Value (in Dollars)	$ 3,336,384
Exercise Price Range at 5.00 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding and exercisable [Line Items]
Exercise Price	$ 166,250	5
Number of Options Exercisable (in Shares)	146,043
Weighted Average Remaining Contractual Years	8 years 7 months 6 days
Intrinsic Value (in Dollars)	$ 957,600
Exercise Price Range at 5.48 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding and exercisable [Line Items]
Exercise Price	$ 50,000	5.48
Number of Options Exercisable (in Shares)	50,000
Weighted Average Remaining Contractual Years	8 years 1 month 20 days
Intrinsic Value (in Dollars)	$ 264,000
Exercise Price Range at 7.00 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding and exercisable [Line Items]
Exercise Price	$ 200,000	$ 7
Number of Options Exercisable (in Shares)	50,000
Weighted Average Remaining Contractual Years	9 years 4 months 28 days
Intrinsic Value (in Dollars)	$ 752,000
Exercise Price Range at 8.80 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding and exercisable [Line Items]
Exercise Price	$ 100,000
Weighted Average Remaining Contractual Years	9 years 11 months 12 days
Intrinsic Value (in Dollars)	$ 196,000
Exercise Price Range at 5.32 [Member]
Stockholders' Equity (Details) - Schedule of options outstanding and exercisable [Line Items]
Exercise Price	$ 1,012,736
Number of Options Exercisable (in Shares)	742,528
Weighted Average Remaining Contractual Years	8 years 18 days
Intrinsic Value (in Dollars)	$ 5,505,984